Convertible Promissory Notes: Schedule of Long-term Debt Instruments (Details)	9 Months Ended
Sep. 30, 2016 USD ($)
Details
Face value of convertible promissory notes issued	$ 1,655,000
Discount recognized at issuance due to embedded derivatives	(882,945)
Financing Costs	(130,800)
Accretion Expense2	82,455
Accreted Value of Convertible Promissory Notes2	$ 723,710